GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

(the “Funds”)

Supplement dated December 5, 2022 to the

Prospectuses dated December 9, 2021 and December 29, 2021, as applicable, as supplemented to date

The Funds’ distributions from net investment income are currently declared and paid quarterly.

Effective on December 29, 2022, the Funds’ distributions from net investment income will be declared and paid as follows:

Fund	Distribution Frequency

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Annually

Goldman Sachs ActiveBeta® Europe Equity ETF Goldman Sachs ActiveBeta® Japan Equity ETF Goldman Sachs Bloomberg Clean Energy Equity ETF Goldman Sachs Future Real Estate and Infrastructure Equity ETF	Semi-annually

Distributions from net capital gains, if any, will continue to be declared and paid annually.

This Supplement should be retained with your Prospectuses for future reference.

GSETFDISTPLCYSTK 12-22